Equity - Share Options, Roll forward (Details)	12 Months Ended
	Dec. 31, 2023 shares $ / shares	Dec. 31, 2023 shares USD ($)	Dec. 31, 2022 shares $ / shares	Dec. 31, 2022 shares USD ($)
Share-Based Payment Arrangements Options Outstanding [Roll Forward]
Options outstanding beginning balance (in shares)	4,807,620	4,807,620	4,041,567	4,041,567
Options granted (in shares)	0	0	1,263,685	1,263,685
Options exercised (in shares)	(152,120)	(152,120)	(304,635)	(304,635)
Options forfeited (in shares)	(263,253)	(263,253)	(184,496)	(184,496)
Options expired (in shares)	(2,025)	(2,025)	(8,501)	(8,501)
Options outstanding ending balance (in shares)	4,390,222	4,390,222	4,807,620	4,807,620
Share-Based Payment Arrangement Weighted Average Exercise Price [Roll Forward]
Weighted average exercise price of options outstanding beginning balance (in usd per share) | $ / shares	$ 9.19		$ 8.70
Weighted average exercise price of options granted (in usd per share) | (per share)		$ 0	8.97	$ 4.92
Weighted average exercise price of options exercised (in usd per share) | $ / shares	2.25		2.87
Weighted average exercise price of options forfeited (in usd per share) | $ / shares	10.39		12.75
Weighted average exercise price of options expired (in usd per share) | $ / shares	1.36		2.20
Weighted average exercise price of options outstanding ending balance (in usd per share) | $ / shares	$ 9.36		$ 9.19